SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Supplemental InformationConcerning Property-Casualty Insurance Operations
PartnerRe Ltd.
Supplemental Information
Concerning Property-Casualty Insurance Operations (1)
For the years ended December 31, 2018, 2017 and 2016
(Expressed in thousands of U.S. dollars)

					Losses and Loss Expenses Incurred Related to
Affiliation with Registrant	Deferred Policy Acquisition Costs	Liability for Unpaid Losses and Loss Expenses	Unearned Premiums	Premiums Earned	Current year	Prior year	Amortization of Deferred Policy Acquisition Costs	Paid Losses and Loss Expenses	Premiums Written
Consolidated subsidiaries
2018	$553,535	$9,895,376	$2,062,736	$4,301,862	$3,417,366	$(248,719)	$1,107,760	$2,921,987	$4,592,282
2017	$493,196	$10,102,172	$1,807,013	$4,055,191	$3,453,725	$(448,158)	$1,023,065	$2,979,051	$4,154,809
2016	$439,195	$9,247,200	$1,608,880	$4,170,389	$3,243,506	$(676,574)	$1,095,251	$2,488,473	$4,154,707

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.